Financial Risk Management Objectives and Policies - Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Financial assets
Cash and bank balances	¥ 6,039,471	$ 850,199	¥ 4,850,743
Financial assets	14,275,698	2,009,643	11,772,588
Financial liabilities
Trade and other payables (Note 22)	9,475,529	1,333,905	8,374,724
Lease liabilities	49,281	6,938	59,641
Financial liabilities	11,942,406	1,681,177	10,657,530
Liquidity risk [member]
Financial assets
Trade and bills receivables	7,412,577	1,043,495	6,487,095
Other receivables, excluding tax recoverable	823,650	115,949	434,750
Cash and bank balances	6,039,471	850,199	4,850,743
Financial assets	14,275,698	2,009,643	11,772,588
Financial liabilities
Loans and borrowings	2,591,023	364,748	2,368,239
Trade and other payables (Note 22)	9,335,062	1,314,131	8,270,148
Lease liabilities	51,249	7,215	60,246
Other financial liabilities	81,368	11,454	58,212
Financial liabilities	12,058,702	$ 1,697,548	10,756,845
Liquidity risk [member] | One year or less [member]
Financial assets
Trade and bills receivables	7,412,577		6,487,095
Other receivables, excluding tax recoverable	823,650		434,750
Cash and bank balances	6,039,471		4,830,743
Financial assets	14,275,698		11,752,588
Financial liabilities
Loans and borrowings	1,880,251		2,158,839
Trade and other payables (Note 22)	9,153,907		8,080,782
Lease liabilities	32,436		33,102
Financial liabilities	11,066,594		10,272,723
Liquidity risk [member] | Two to five years [member]
Financial assets
Cash and bank balances			20,000
Financial assets			20,000
Financial liabilities
Loans and borrowings	710,772		209,400
Trade and other payables (Note 22)	181,155		189,366
Lease liabilities	18,016		26,928
Other financial liabilities	81,368
Financial liabilities	991,311		425,694
Liquidity risk [member] | More than five years [member]
Financial liabilities
Lease liabilities	797		216
Other financial liabilities			58,212
Financial liabilities	¥ 797		¥ 58,428